Other payables	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Other payables

14. Other payables

	As of	As of
	June 30, 2026	December 31, 2025
Salaries and bonuses payable	$181,253	$241,713
Professional service fees payable	107,254	202,295
Payment payable on equipment	46	12,282
Other expense payable	306,622	484,869
	$595,175	$941,159